CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	0	0	4,570,191
Treasury Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)			(4,570,191)
Issuance of shares for restricted shares vested (in shares)	2,694,507	1,398,840	2,115,809
Exercise of share options (in shares)	389,181	666,255	4,803,288